SCHEDULE OF NET DEFERRED TAX ASSETS (Details) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Total deferred tax assets	$ 2,982,658	$ 3,015,703	$ 2,314,369
Total deferred tax liabilities	(34,735)	(119,384)
Net deferred tax assets on temporary differences not brought to account	2,947,923	(2,896,320)	(2,314,369)
Total net deferred tax assets
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	8,004		863
Capital Raising Costs [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	975,270	877,584	232,328
Intangible assets and goodwill [member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	1,701,477	1,832,075	1,893,220
Provisions [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	297,907	306,044	187,958
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	$ (34,735)	$ (119,384)